Other Current Financial Assets - Summary of Other Current Financial Assets (Parenthetical) (Details) - USD ($)		6 Months Ended
	Feb. 09, 2023	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of information of other current financial assets [line items]
Outstanding borrowing receivable		$ (361,954)	$ (386,241)	$ (639,491)
Outstanding balance		(361,954)	(386,241)	0
Ownership of assets	$ 4,091,557	3,887,624	4,163,001	319,790
Outstanding balance	4,091,557	(3,834,286)	(4,091,557)	$ 0
Top of range [member]
Disclosure of information of other current financial assets [line items]
Effect of exchange rate changes on outstanding amount receivables	4,091,557
Bottom of range [member]
Disclosure of information of other current financial assets [line items]
Effect of exchange rate changes on outstanding amount receivables	$ 3,834,286
Dongmin Kim [member]
Disclosure of information of other current financial assets [line items]
Outstanding borrowing receivable			386,241
Outstanding balance			$ 386,241
Dongmin Kim [member] | Top of range [member]
Disclosure of information of other current financial assets [line items]
Effect of exchange rate changes on short term loan		386,241
Dongmin Kim [member] | Bottom of range [member]
Disclosure of information of other current financial assets [line items]
Effect of exchange rate changes on short term loan		$ 361,954